Income taxes - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Temporary differences, tax losses carry forward and tax credits with no recognized deferred tax asset	€ 21,918	€ 21,853
Net income tax liability relating to uncertain tax positions	318	207
Undistributed earnings, deferred tax liability not recognized	433	377
Tax effect from change in tax rate	52	€ 27	€ (32)
Pro Forma
Deferred tax assets and liabilities
Tax effect from change in tax rate	€ 300